SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

A segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by the chief operating decision maker, and which are subject to risks and rewards that are different from those of other segments. In prior quarters in 2017, we reported that we operated in one reportable segment, “LNG Market”; however, based on our maturity (following expiration of a number of long-term charters) in tandem with management’s strategic objectives, and changes in our methods of internal reporting and management structure, management has concluded that we provide three distinct services and operate in the following three reportable segments: LNG carriers, FSRUs and FLNG.

• LNG carriers are vessels that transport LNG and are compatible with many LNG loading and receiving terminals globally. Four of our vessels are LNG carriers;
• FSRUs are vessels that are permanently located offshore to regasify LNG. Six of our vessels are FSRUs; and
• FLNGs are vessels that are moored above an offshore natural gas field on a long-term basis. The vessel produces, liquefies and stores LNG at sea and transfers it to LNG carriers that berth while offshore.

On July 12, 2018, we purchased 50.0% of the Hilli Common Units from Golar, affiliates of Keppel Shipyard Limited (“Keppel”) and Black and Veatch (“B&V”) (together, the “Sellers”). Hilli LLC owns Golar Hilli Corporation (“Hilli Corp”), the disponent owner of the Hilli. Hilli's risks and long term business prospects differ from our other reporting segments. It meets the definition of an operating segment as it is a distinguishable component of the business which is presented as the share of the equity in net losses of affiliate and whose operating results will be regularly reviewed by the chief operating decision maker.

The split of the organization of our business into three reportable segments is based on differences in our current management structure and reporting, economic characteristics, customer base, asset class and contract structure. Segment results are evaluated based on operating income. There are no transactions between reportable segments. The accounting principles for the segments are the same as for our consolidated financial statements.

As a result of the change to three reportable segments, the segment information for the three months and nine months ended September 30, 2017 have been retrospectively restated.

	Three months ended September 30,
	2018					2017
(in thousands of $)	FSRU	LNG Carrier	FLNG	Unallocated/Elimination(1)	Total	FSRU	LNG Carrier	FLNG	Unallocated/ Elimination(1)	Total
Statement of operations:
Total operating revenues (2)	96,836	11,396	—	—	108,232	73,229	32,406	—	—	105,635
Depreciation and amortization	(18,952)	(5,641)	—	—	(24,593)	(20,544)	(5,812)	—	—	(26,356)
Other operating expenses (3)	(13,273)	(8,355)	—	—	(21,628)	(18,810)	(7,174)	—	—	(25,984)
Operating income/(loss)	64,611	(2,600)	—	—	62,011	33,875	19,420	—	—	53,295
Other non-operating income	—	—	—	—	—	922	—	—	—	922
Equity in net losses of affiliate	—	—	(71)	—	(71)	—	—	—	—	—

	Nine months ended September 30,
	2018					2017
(in thousands of $)	FSRU	LNG Carrier	FLNG	Unallocated/ Elimination(1)	Total	FSRU	LNG Carrier	FLNG	Unallocated/Elimination(1)	Total
Statement of operations:
Total operating revenues (2)	232,370	34,277	—	—	266,647	252,463	90,526	—	—	342,989
Depreciation and amortization	(57,501)	(17,670)	—	—	(75,171)	(60,255)	(16,999)	—	—	(77,254)
Other operating expenses (3)	(43,132)	(23,627)	—	—	(66,759)	(50,496)	(19,626)	—	—	(70,122)
Operating income/(loss)	131,737	(7,020)	—	—	124,717	141,712	53,901	—	—	195,613
Other non-operating income	236	—	—	—	236	922	—	—	—	922
Equity in net losses of affiliate	—	—	(71)	—	(71)	—	—	—	—	—

	September 30, 2018					December 31, 2017
(in thousands of $)	FSRU	LNG Carrier	FLNG	Unallocated/ Elimination(1)	Total	FSRU	LNG Carrier	FLNG	Unallocated/ Elimination(1)	Total
Balance sheet:
Total assets (4)	1,112,411	537,239	208,554	404,667	2,262,871	1,149,624	545,244	—	732,503	2,427,371
Investments in affiliate(5)	—	—	208,554	—	208,554	—	—	—	—	—

(1) Relates to items not allocated to a segment, but included for reconciliation purposes, and eliminations required for consolidation purposes.

(2) In July 2018, Golar Freeze was nominated to service the 15-year time charter with an energy and logistics company (the "New Charter") in offshore Jamaica. Subsequently, the Golar Freeze underwent drydocking to satisfy certain technical specifications of the New Charter. Accordingly, we recognized all of the revenue due to be paid in other current assets as the vessel will no longer be available under the current Golar Freeze charter which had an original expiration date of April 2019.
(3) Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on the number of vessels).
(4) Total assets by segment refers to our principal asset being that of our vessels.
(5) Relates to our investment in Hilli LLC, see note 8.